Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MUNICIPAL BOND FUND, INC.
CIK	dei_EntityCentralIndexKey	0000201801
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 24, 2022
Effective Date	dei_DocumentEffectiveDate	May 26, 2022
Prospectus Date	rr_ProspectusDate	May 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Municipal Bond Fund Inc. | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMSFX
Federated Hermes Municipal Bond Fund Inc. | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMSBX
Federated Hermes Municipal Bond Fund Inc. | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMSCX
Federated Hermes Municipal Bond Fund Inc. | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMFFX
Federated Hermes Municipal Bond Fund Inc. | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMBIX